Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2017
Interest and Debt Expense [Abstract]
Schedule Of Financial Expenses, Net

	Year ended December 31,
	2017	2016	2015
Expenses:
Interest on long-term bank debt	$(2,779)	$(1,489)	$(2,365)
Interest on Series A Notes, net	(6,112)	(6,565)	(6,812)
Interest on short-term bank credit and loans	(8,432)	(5,457)	(2,604)
Loss from exchange rate differences, net	(4,487)	(2,224)	(6,341)
Other	(14,253)	(9,495)	(4,144)
	(36,063)	(25,230)	(22,266)
Income:
Interest on cash, cash equivalents and bank deposits	751	933	850
Other	810	555	1,176
	1,561	1,488	2,026
	$(34,502)	$(23,742)	$(20,240)